FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7) R$ in Thousands, Number in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Notional | Number	529,396
Fair value instrument	R$ (84,633)
Object	R$ 61,165	[1]
F X And Interest Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Hedged object	BRF SA BRFSBZ 3.95
Maturity	2nd Qtr. 2023
Asset	FX + 3,95% p.a.
Liability	98.77% CDI
Notional | Number	234,033
Fair value instrument	R$ (31,935)
Object	R$ 39,107	[1]
F X And Interest Rate Swap 1 [Member]
IfrsStatementLineItems [Line Items]
Hedged object	BRF SA BRFSBZ 4 3/4
Maturity	3rd Qtr. 2024
Asset	FX + 4,75% p.a.
Liability	104.48% CDI
Notional | Number	295,363
Fair value instrument	R$ (52,698)
Object	R$ 22,058	[1]

[1]	Corresponds to the accumulated amount of fair value hedge adjustments on the hedged items, included in the carrying amount of the senior unsecured notes.